Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2019	2018	2017
Numerator:
Profit	$105,433	$86,436	$37,763
Denominator:
Basic weighted average ordinary shares outstanding	50,139,389	50,388,440	50,582,852
Dilutive impact of equivalent stock options and RSUs	2,138,724	2,527,160	2,357,456
Diluted weighted average ordinary shares outstanding	52,278,113	52,915,600	52,940,308